Equity (Tables)	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Schedule of share repurchase programs
The following table presents our share repurchase programs approved by our Board of Directors from January 1, 2023 through June 30, 2023:

Program approval date	Program end date	Authorized amount	Program completion date
March 2023	September 30, 2023	$500,000	March 13, 2023
April 2023	September 30, 2023	500,000	Not yet completed